Risk Report - Credit Risk Exposure - Credit Risk Profile by Industry Sector (Detail) - EUR (€) € in Millions		Dec. 31, 2020		Dec. 31, 2019
Total | Credit Risk Profile [Domain Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		€ 1,230		€ 1,593
Mining and quarrying		10,053		9,369
Manufacturing		96,788		96,626
Electricity, gas, steam and air conditioning supply		11,679		13,659
Water supply, sewerage, waste management and remediation activities		1,354		1,565
Construction		10,944		9,880
Wholesale and retail trade, repair of motor vehicles and motorcycles		43,548		40,938
Transport and storage		14,351		13,557
Accommodation and food service activities		3,964		4,863
Information and communication		23,756		25,244
Financial and insurance activities		287,672		315,247
Real estate activities		48,924		55,371
Professional, scientific and technical activities		15,091		14,009
Administrative and support service activities		15,367		12,203
Public administration and defense, compulsory social security		125,374		110,992
Education		945		1,032
Human health services and social work activities		6,987		7,044
Arts, entertainment and recreation		2,258		2,423
Other service activities		15,580		13,871
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		236,923		227,071
Activities of extraterritorial organizations and bodies		1,873		6,665
Total		974,661		983,222
Loans [Member] | at amortized cost [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		637	[1]	676	[2]
Mining and quarrying		2,871	[1]	2,537	[2]
Manufacturing		26,050	[1]	28,412	[2]
Electricity, gas, steam and air conditioning supply		3,419	[1]	4,115	[2]
Water supply, sewerage, waste management and remediation activities		681	[1]	833	[2]
Construction		4,440	[1]	3,810	[2]
Wholesale and retail trade, repair of motor vehicles and motorcycles		20,697	[1]	20,990	[2]
Transport and storage		5,575	[1]	4,872	[2]
Accommodation and food service activities		2,427	[1]	2,565	[2]
Information and communication		5,525	[1]	5,783	[2]
Financial and insurance activities		84,724	[1]	90,962	[2]
Real estate activities		36,571	[1]	41,670	[2]
Professional, scientific and technical activities		7,707	[1]	7,307	[2]
Administrative and support service activities		9,112	[1]	6,833	[2]
Public administration and defense, compulsory social security		6,139	[1]	6,437	[2]
Education		205	[1]	327	[2]
Human health services and social work activities		3,436	[1]	3,503	[2]
Arts, entertainment and recreation		929	[1]	843	[2]
Other service activities		5,353	[1]	4,677	[2]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		205,004	[1]	196,680	[2]
Activities of extraterritorial organizations and bodies		1	[1]	3	[2]
Total		431,503	[1]	433,834	[2]
Loans [Member] | at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		0		0
Mining and quarrying		250		274
Manufacturing		525		418
Electricity, gas, steam and air conditioning supply		295		401
Water supply, sewerage, waste management and remediation activities		0		10
Construction		243		259
Wholesale and retail trade, repair of motor vehicles and motorcycles		330		624
Transport and storage		427		534
Accommodation and food service activities		60		40
Information and communication		308		434
Financial and insurance activities		2,860		4,015
Real estate activities		989		3,236
Professional, scientific and technical activities		228		91
Administrative and support service activities		333		102
Public administration and defense, compulsory social security		828		1,071
Education		0		0
Human health services and social work activities		68		63
Arts, entertainment and recreation		22		24
Other service activities		551		707
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		22		45
Activities of extraterritorial organizations and bodies		0		0
Total		8,339		12,346
Loans [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		0		0
Mining and quarrying		8		135
Manufacturing		354		84
Electricity, gas, steam and air conditioning supply		51		60
Water supply, sewerage, waste management and remediation activities		0		0
Construction		2		27
Wholesale and retail trade, repair of motor vehicles and motorcycles		83		97
Transport and storage		69		54
Accommodation and food service activities		0		0
Information and communication		3		1
Financial and insurance activities		1,823		2,521
Real estate activities		46		49
Professional, scientific and technical activities		0		0
Administrative and support service activities		66		106
Public administration and defense, compulsory social security		13		15
Education		0		0
Human health services and social work activities		26		2
Arts, entertainment and recreation		0		0
Other service activities		84		24
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		0		5
Activities of extraterritorial organizations and bodies		0		0
Total		2,629		3,181
Loans [Member] | at fair value through OCI [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		0	[3]	0	[4]
Mining and quarrying		15	[3]	80	[4]
Manufacturing		1,111	[3]	1,285	[4]
Electricity, gas, steam and air conditioning supply		0	[3]	0	[4]
Water supply, sewerage, waste management and remediation activities		0	[3]	0	[4]
Construction		22	[3]	14	[4]
Wholesale and retail trade, repair of motor vehicles and motorcycles		913	[3]	858	[4]
Transport and storage		312	[3]	150	[4]
Accommodation and food service activities		27	[3]	29	[4]
Information and communication		404	[3]	358	[4]
Financial and insurance activities		813	[3]	936	[4]
Real estate activities		339	[3]	198	[4]
Professional, scientific and technical activities		12	[3]	32	[4]
Administrative and support service activities		56	[3]	22	[4]
Public administration and defense, compulsory social security		433	[3]	489	[4]
Education		0	[3]	0	[4]
Human health services and social work activities		0	[3]	63	[4]
Arts, entertainment and recreation		0	[3]	0	[4]
Other service activities		177	[3]	358	[4]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		2	[3]	2	[4]
Activities of extraterritorial organizations and bodies		0	[3]	0	[4]
Total		4,635	[3]	4,874	[4]
Off-balance sheet [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		544	[5]	874	[6]
Mining and quarrying		5,148	[5]	4,606	[6]
Manufacturing		52,722	[5]	51,627	[6]
Electricity, gas, steam and air conditioning supply		5,080	[5]	5,774	[6]
Water supply, sewerage, waste management and remediation activities		396	[5]	486	[6]
Construction		2,672	[5]	2,876	[6]
Wholesale and retail trade, repair of motor vehicles and motorcycles		15,672	[5]	12,669	[6]
Transport and storage		5,235	[5]	5,066	[6]
Accommodation and food service activities		1,203	[5]	1,935	[6]
Information and communication		14,030	[5]	14,460	[6]
Financial and insurance activities		56,024	[5]	57,295	[6]
Real estate activities		5,776	[5]	5,600	[6]
Professional, scientific and technical activities		4,919	[5]	4,429	[6]
Administrative and support service activities		4,266	[5]	4,070	[6]
Public administration and defense, compulsory social security		2,983	[5]	2,650	[6]
Education		126	[5]	95	[6]
Human health services and social work activities		2,373	[5]	2,476	[6]
Arts, entertainment and recreation		1,105	[5]	1,309	[6]
Other service activities		4,305	[5]	3,428	[6]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		31,298	[5]	29,713	[6]
Activities of extraterritorial organizations and bodies		0	[5]	3	[6]
Total		215,877	[5]	211,440	[6]
Off-balance sheet [Member] | Contingent liabilities [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		40		39
Mining and quarrying		1,370		1,223
Manufacturing		10,314		12,180
Electricity, gas, steam and air conditioning supply		1,783		1,630
Water supply, sewerage, waste management and remediation activities		156		136
Construction		2,490		2,174
Wholesale and retail trade, repair of motor vehicles and motorcycles		5,025		5,087
Transport and storage		978		996
Accommodation and food service activities		158		191
Information and communication		2,072		2,640
Financial and insurance activities		19,467		19,036
Real estate activities		312		306
Professional, scientific and technical activities		1,915		1,890
Administrative and support service activities		453		373
Public administration and defense, compulsory social security		93		109
Education		14		18
Human health services and social work activities		127		124
Arts, entertainment and recreation		59		44
Other service activities		877		733
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		272		301
Activities of extraterritorial organizations and bodies		2		4
Total		47,978		49,232
OTC derivatives [Member] | at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	[7]	3		1
Mining and quarrying	[7]	34		22
Manufacturing	[7]	4,677		1,169
Electricity, gas, steam and air conditioning supply	[7]	614		589
Water supply, sewerage, waste management and remediation activities	[7]	80		68
Construction	[7]	438		364
Wholesale and retail trade, repair of motor vehicles and motorcycles	[7]	614		306
Transport and storage	[7]	715		1,213
Accommodation and food service activities	[7]	27		49
Information and communication	[7]	887		919
Financial and insurance activities	[7]	18,042		17,286
Real estate activities	[7]	1,401		1,516
Professional, scientific and technical activities	[7]	147		48
Administrative and support service activities	[7]	672		502
Public administration and defense, compulsory social security	[7]	3,094		2,586
Education	[7]	459		397
Human health services and social work activities	[7]	484		352
Arts, entertainment and recreation	[7]	30		23
Other service activities	[7]	131		130
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	[7]	325		324
Activities of extraterritorial organizations and bodies	[7]	54		176
Total	[7]	32,928		28,039
Debt securities [Member] | at amortized cost [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		0	[8]	0	[9]
Mining and quarrying		0	[8]	115	[9]
Manufacturing		0	[8]	371	[9]
Electricity, gas, steam and air conditioning supply		0	[8]	420	[9]
Water supply, sewerage, waste management and remediation activities		0	[8]	5	[9]
Construction		0	[8]	26	[9]
Wholesale and retail trade, repair of motor vehicles and motorcycles		0	[8]	68	[9]
Transport and storage		203	[8]	194	[9]
Accommodation and food service activities		0	[8]	21	[9]
Information and communication		8	[8]	126	[9]
Financial and insurance activities		3,167	[8]	7,915	[9]
Real estate activities		333	[8]	387	[9]
Professional, scientific and technical activities		25	[8]	10	[9]
Administrative and support service activities		36	[8]	59	[9]
Public administration and defense, compulsory social security		8,670	[8]	12,492	[9]
Education		0	[8]	0	[9]
Human health services and social work activities		0	[8]	0	[9]
Arts, entertainment and recreation		31	[8]	55	[9]
Other service activities		110	[8]	143	[9]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		0	[8]	0	[9]
Activities of extraterritorial organizations and bodies		40	[8]	1,893	[9]
Total		12,625	[8]	24,300	[9]
Debt securities [Member] | at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		6		4
Mining and quarrying		354		369
Manufacturing		995		1,029
Electricity, gas, steam and air conditioning supply		437		668
Water supply, sewerage, waste management and remediation activities		40		27
Construction		565		263
Wholesale and retail trade, repair of motor vehicles and motorcycles		213		226
Transport and storage		811		431
Accommodation and food service activities		63		33
Information and communication		514		478
Financial and insurance activities		20,866		18,296
Real estate activities		3,047		2,327
Professional, scientific and technical activities		105		194
Administrative and support service activities		270		133
Public administration and defense, compulsory social security		61,459		59,381
Education		120		194
Human health services and social work activities		473		461
Arts, entertainment and recreation		83		125
Other service activities		3,654		3,421
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		0		0
Activities of extraterritorial organizations and bodies		1,272		1,772
Total		95,347		89,835
Debt securities [Member] | at fair value through OCI [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		0	[10]	0	[11]
Mining and quarrying		2	[10]	7	[11]
Manufacturing		39	[10]	51	[11]
Electricity, gas, steam and air conditioning supply		1	[10]	1	[11]
Water supply, sewerage, waste management and remediation activities		0	[10]	0	[11]
Construction		70	[10]	68	[11]
Wholesale and retail trade, repair of motor vehicles and motorcycles		2	[10]	15	[11]
Transport and storage		26	[10]	47	[11]
Accommodation and food service activities		0	[10]	0	[11]
Information and communication		5	[10]	36	[11]
Financial and insurance activities		8,114	[10]	11,118	[11]
Real estate activities		109	[10]	81	[11]
Professional, scientific and technical activities		25	[10]	10	[11]
Administrative and support service activities		3	[10]	3	[11]
Public administration and defense, compulsory social security		40,574	[10]	24,814	[11]
Education		21	[10]	0	[11]
Human health services and social work activities		0	[10]	0	[11]
Arts, entertainment and recreation		0	[10]	0	[11]
Other service activities		162	[10]	246	[11]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		0	[10]	0	[11]
Activities of extraterritorial organizations and bodies		503	[10]	2,718	[11]
Total		49,656	[10]	39,214	[11]
Repo and repo-style transactions [Member] | at amortized cost [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	[12]	0		0
Mining and quarrying	[12]	0		0
Manufacturing	[12]	0		0
Electricity, gas, steam and air conditioning supply	[12]	0		0
Water supply, sewerage, waste management and remediation activities	[12]	0		0
Construction	[12]	0		0
Wholesale and retail trade, repair of motor vehicles and motorcycles	[12]	0		0
Transport and storage	[12]	0		0
Accommodation and food service activities	[12]	0		0
Information and communication	[12]	0		0
Financial and insurance activities	[12]	8,428		14,228
Real estate activities	[12]	0		0
Professional, scientific and technical activities	[12]	8		0
Administrative and support service activities	[12]	99		0
Public administration and defense, compulsory social security	[12]	0		0
Education	[12]	0		0
Human health services and social work activities	[12]	0		0
Arts, entertainment and recreation	[12]	0		0
Other service activities	[12]	0		0
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	[12]	0		0
Activities of extraterritorial organizations and bodies	[12]	0		0
Total	[12]	8,535		14,228
Repo and repo-style transactions [Member] | at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	[12]	0		0
Mining and quarrying	[12]	0		0
Manufacturing	[12]	0		0
Electricity, gas, steam and air conditioning supply	[12]	0		0
Water supply, sewerage, waste management and remediation activities	[12]	0		0
Construction	[12]	0		0
Wholesale and retail trade, repair of motor vehicles and motorcycles	[12]	0		0
Transport and storage	[12]	0		0
Accommodation and food service activities	[12]	0		0
Information and communication	[12]	0		9
Financial and insurance activities	[12]	61,801		70,224
Real estate activities	[12]	0		0
Professional, scientific and technical activities	[12]	0		0
Administrative and support service activities	[12]	0		0
Public administration and defense, compulsory social security	[12]	1,089		948
Education	[12]	0		0
Human health services and social work activities	[12]	0		0
Arts, entertainment and recreation	[12]	0		0
Other service activities	[12]	176		5
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	[12]	0		0
Activities of extraterritorial organizations and bodies	[12]	0		96
Total	[12]	63,066		71,284
Repo and repo-style transactions [Member] | at fair value through OCI [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	[12]	0		0
Mining and quarrying	[12]	0		0
Manufacturing	[12]	0		0
Electricity, gas, steam and air conditioning supply	[12]	0		0
Water supply, sewerage, waste management and remediation activities	[12]	0		0
Construction	[12]	0		0
Wholesale and retail trade, repair of motor vehicles and motorcycles	[12]	0		0
Transport and storage	[12]	0		0
Accommodation and food service activities	[12]	0		0
Information and communication	[12]	0		0
Financial and insurance activities	[12]	1,543		1,415
Real estate activities	[12]	0		0
Professional, scientific and technical activities	[12]	0		0
Administrative and support service activities	[12]	0		0
Public administration and defense, compulsory social security	[12]	0		0
Education	[12]	0		0
Human health services and social work activities	[12]	0		0
Arts, entertainment and recreation	[12]	0		0
Other service activities	[12]	0		0
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	[12]	0		0
Activities of extraterritorial organizations and bodies	[12]	0		0
Total	[12]	€ 1,543		€ 1,415

[1]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to EUR11.9billion as of December 31, 2020.
[2]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to EUR9.6billion as of December 31, 2019.
[3]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to EUR90.3million as of December 31, 2020
[4]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to EUR22million as of December 31, 2019
[5]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting toEUR2.6billion as of December 31, 2020
[6]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to EUR1.4billion as of December 31, 2019.
[7]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.
[8]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to EUR360.4million as of December 31, 2020.
[9]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to EUR96million as of December 31, 2019.
[10]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to EUR15.1million as of December 31, 2020
[11]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to EUR1.4million as of December 31, 2019.
[12]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.